UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                            CERTIFIED AMENDED REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04875

                   Name of Registrant: Royce Value Trust, Inc.

               Address of Registrant: 1414 Avenue of the Americas
                               New York, NY 10019

        Name and address of agent for service: John E. Denneen, Esquire
                                               1414 Avenue of the Americas
                                               New York, NY 10019

       Registrant's telephone number, including area code: (212) 486-1445
                      Date of fiscal year end: December 31
            Date of reporting period: January 1, 2003 - June 30, 2003


ITEM 1:  REPORTS TO SHAREHOLDERS


ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 91.1%
                                                       SHARES             VALUE
                                                       ------             -----
CONSUMER PRODUCTS - 7.0%
Apparel and Shoes - 2.5%
    Jones Apparel Group (a)                            81,500   $     2,384,690
    K-Swiss Cl. A                                     119,000         4,107,880
    Nautica Enterprises (a)                            83,700         1,073,871
    Oshkosh B'Gosh Cl. A                              104,300         2,816,100
    Polo Ralph Lauren Cl. A                           150,000         3,868,500
    Timberland Company Cl. A (a)                       10,000           528,600
    WEYCO GROUP                                       112,664         5,183,671
    Wolverine World Wide                               94,400         1,818,144
                                                                 ---------------
                                                                     21,781,456
                                                                 ---------------

Collectibles - 0.2%
    The Boyds Collection (a)                          234,200         1,103,082
    Enesco Group (a)                                  117,200           867,280
                                                                 ---------------
                                                                      1,970,362
                                                                 ---------------

Food/Beverage/Tobacco - 0.6%
    800 JR Cigar (a,e)                                172,400         2,241,200
    Hain Celestial Group (a)                           37,800           604,422
    Hershey Creamery                                      709         1,772,500
    Lancaster Colony                                   16,900           653,354
                                                                 ---------------
                                                                      5,271,476
                                                                 ---------------

Home Furnishing/Appliances - 1.1%
    Bassett Furniture Industries                      116,675         1,549,444
    Falcon Products (a,c)                             782,600         3,310,398
    La-Z-Boy (d)                                       68,200         1,526,316
    Lifetime Hoan (d)                                 295,327         2,250,392
    Natuzzi ADR (b)                                    62,200           498,844
                                                                 ---------------
                                                                      9,135,394
                                                                 ---------------

Publishing - 0.5%
    Martha Stewart Living Omnimedia Cl. A (a,d)         6,000            56,340
    Scholastic Corporation (a)                        130,000         3,871,400
                                                                 ---------------
                                                                      3,927,740
                                                                 ---------------

Sports and Recreation - 0.7%
    Callaway Golf                                      35,000           462,700
    Coachmen Industries                                67,700           809,015
    Fleetwood Enterprises (a,d)                       234,300         1,733,820
    Monaco Coach (a)                                  141,050         2,162,296
    Thor Industries                                    22,100           902,122
                                                                 ---------------
                                                                      6,069,953
                                                                 ---------------

Other Consumer Products - 1.4%
    Blyth                                              54,700         1,487,840
    Burnham Corporation Cl. B                          18,000           859,500
    Fossil (a)                                         15,000           353,400
    Lazare Kaplan International (a)                   103,600           600,880
    Matthews International Cl. A                      196,000         4,852,960
    Oakley (a)                                        243,100         2,861,287
    Scotts (The) Cl. A (a)                             20,000           990,000
                                                                 ---------------
                                                                     12,005,867
                                                                 ---------------
TOTAL (Cost $42,721,425)                                             60,162,248
                                                                 ===============

CONSUMER SERVICES - 5.1%
Leisure/Entertainment - 0.5%
    Ascent Media Group Cl. A (a,d)                    380,900           472,316
    Corus Entertainment Cl. B (a,d)                    22,000           370,920
    Gemstar-TV Guide International (a)                215,100         1,094,859
    Hasbro                                             50,000           874,500
    Magna Entertainment Cl. A (a)                     198,800           994,000
    Shuffle Master (a,d)                                5,000           146,950
    TiVo (a)                                           17,000           209,950
                                                                 ---------------
                                                                      4,163,495
                                                                 ---------------

Restaurants/Lodgings - 1.4%
    Benihana Cl. A (a,d)                               57,500           759,000
    CEC Entertainment (a)                              30,000         1,107,900
    Four Seasons Hotels (d)                            80,000         3,460,800
    IHOP CORPORATION (d)                              161,700         5,104,869
    Jack in the Box (a)                                10,000           223,000
    Prime Hospitality (a,d)                           106,100           711,931
    Ryan's Family Steak Houses (a,d)                   48,900           684,600
                                                                 ---------------
                                                                     12,052,100
                                                                 ---------------

Retail Stores - 2.3%
    Big Lots (a)                                      307,200         4,620,288
    Charming Shoppes (a,d)                            803,400         3,992,898
    Claire's Stores                                   127,700         3,238,472
    Payless ShoeSource (a)                            289,600         3,620,000
    Stein Mart (a)                                    192,800         1,154,872
    Urban Outfitters (a,d)                             83,800         3,008,420
                                                                 ---------------
                                                                     19,634,950
                                                                 ---------------

Other Consumer Services - 0.9%
    ITT Educational Services (a)                      120,000         3,510,000
    Sotheby's Holdings Cl. A (a,d)                    540,200         4,019,088
    Strayer Education                                  10,000           794,500
                                                                 ---------------
                                                                      8,323,588
                                                                 ---------------
TOTAL (Cost $42,102,506)                                             44,174,133
                                                                 ===============
FINANCIAL INTERMEDIARIES - 9.3%
Banking - 2.3%
    BOK Financial (a)                                 125,561         4,842,888
    Farmers & Merchants Bank of Long Beach              1,266         4,665,210
    First National Bank Alaska                          2,130         3,197,130
    Mechanics Bank                                        200         3,500,000
    Mercantile Bankshares                              20,000           787,600
    NetBank                                            70,000           921,200
    Oriental Financial Group                           79,750         2,048,777
                                                                 ---------------
                                                                     19,962,805
                                                                 ---------------

Insurance - 6.3%
    Argonaut Group (a)                                187,000         2,305,710
    ERIE INDEMNITY COMPANY CL. A                      169,900         7,008,375
    Everest Re Group                                   12,600           963,900
    Fidelity National Financial                        12,843           395,051
    First American                                     31,700           835,295
    Leucadia National                                  51,500         1,911,680
    Markel Corporation (a)                              4,200         1,075,200
    Montpelier Re Holdings (a)                         53,000         1,674,800
    NYMAGIC                                            85,200         1,726,152
    Navigators Group (a)                               83,200         2,481,024
    PICO Holdings (a)                                 154,300         2,005,900
    PMA Capital Cl. A (d)                             231,700         2,912,469
    PXRE Group                                        176,551         3,495,710
    Philadelphia Consolidated Holding (a)              35,000         1,414,000
    The Phoenix Companies (d)                          81,900           739,557
    PROASSURANCE CORPORATION (a)                      202,070         5,453,869
    RLI                                               118,724         3,906,020
    Reinsurance Group of America (d)                   30,000           963,000
    Trenwick Group (a,d)                              212,260            65,801
    Wesco Financial                                     9,850         3,073,200

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
FINANCIAL INTERMEDIARIES (CONTINUED)
Insurance (continued)
    WHITE MOUNTAINS INSURANCE GROUP (d)                16,900   $     6,675,500
    Zenith National Insurance (d)                     106,900         3,046,650
                                                                 ---------------
                                                                     54,128,863
                                                                 ---------------

Securities Brokers - 0.6%
    E*TRADE Group (a)                                 575,000         4,887,500
    Knight Trading Group (a)                          115,000           715,300
                                                                 ---------------
                                                                      5,602,800
                                                                 ---------------

Other Financial Intermediaries - 0.1%
    Chicago Mercantile Exchange (d)                    10,000           696,300
                                                                 ---------------
TOTAL (Cost $50,876,045)                                             80,390,768
                                                                 ===============
FINANCIAL SERVICES - 6.2%
Information and Processing - 2.1%
    BARRA (a)                                          42,200         1,506,540
    eFunds Corporation (a)                            167,675         1,933,293
    FACTSET RESEARCH SYSTEMS (d)                      140,000         6,167,000
    Fair Isaac                                          5,190           267,025
    Global Payments                                    61,500         2,183,250
    Moody's Corporation                                50,000         2,635,500
    National Processing (a,d)                          20,000           321,600
    SEI Investments                                    93,200         2,982,400
                                                                 ---------------
                                                                     17,996,608
                                                                 ---------------

Insurance Brokers - 1.0%
    Brown & Brown                                      20,000           650,000
    Crawford & Co. Cl. A                              297,350         1,442,147
    Crawford & Co. Cl. B                               75,300           369,723
    Gallagher (Arthur J.) & Company                   106,200         2,888,640
    Hilb, Rogal & Hamilton                            105,550         3,592,922
                                                                 ---------------
                                                                      8,943,432
                                                                 ---------------

Investment Management - 2.7%
    Affiliated Managers Group (a,d)                    60,000         3,657,000
    Alliance Capital Management Holding L.P.          139,000         5,073,500
    BKF Capital Group (a)                              94,000         2,052,020
    BlackRock Cl. A (a,d)                              35,000         1,576,400
    Eaton Vance                                        80,200         2,534,320
    Federated Investors Cl. B                          35,000           959,700
    Neuberger Berman (d)                              105,000         4,190,550
    Nuveen Investments Cl. A                          119,200         3,247,008
                                                                 ---------------
                                                                     23,290,498
                                                                 ---------------

Other Financial Services - 0.4%
    PRG-Schultz International (a,d)                   284,200         1,676,780
    Van der Moolen Holding ADR (b)                    119,000         1,642,200
                                                                 ---------------
                                                                      3,318,980
                                                                 ---------------
TOTAL (Cost $37,351,067)                                             53,549,518
                                                                 ===============
HEALTH - 8.1%
Commercial Services - 1.5%
    IDEXX Laboratories (a)                            104,100         3,506,088
    PAREXEL International (a,d)                       277,700         3,873,915
    Pharmaceutical Product Development (a)             10,000           287,300
    Quintiles Transnational (a)                       130,300         1,848,957
    Sybron Dental Specialties (a,d)                    21,000           495,600
    The TriZetto Group (a)                            190,200         1,148,808
    Young Innovations (a)                              77,550         2,210,175
                                                                 ---------------
                                                                     13,370,843
                                                                 ---------------
Drugs and Biotech - 2.3%
    Abgenix (a,d)                                      38,000           398,620
    Affymetrix (a,d)                                   96,600   $     1,903,986
    Antigenics (a,d)                                   38,500           443,520
    Applera Corporation - Celera
        Genomics Group (a)                            199,200         2,055,744
    Biopure Corporation Cl. A (a,d)                    43,200           263,952
    BioSource International (a)                         1,600            11,040
    Celgene Corporation (a)                            40,000         1,216,000
    Cephalon (a)                                        4,900           201,684
    Cerus Corporation (a)                              21,700           163,401
    Chiron Corporation (a)                             21,800           953,096
    DUSA Pharmaceuticals (a)                           79,700           200,047
    Endo Pharmaceuticals Holdings (a)                 120,000         2,030,400
    Genzyme Corporation - General Division (a)         28,000         1,170,400
    Human Genome Sciences (a)                          90,000         1,144,800
    IDEC Pharmaceuticals (a,d)                         28,100           955,400
    Invitrogen Corporation (a)                         40,000         1,534,800
    Lexicon Genetics (a)                              256,200         1,719,102
    Millennium Pharmaceuticals (a)                     50,000           786,500
    Perrigo Company                                   169,900         2,657,236
    Shire Pharmaceuticals Group ADR (a,b)              20,853           410,804
                                                                 ---------------
                                                                     20,220,532
                                                                 ---------------

Health Services - 1.3%
    Accredo Health (a)                                  8,705           189,769
    Albany Molecular Research (a)                      65,000           981,500
    First Consulting Group (a)                        315,900         1,475,253
    Gene Logic (a,d)                                  138,100           824,457
    Gentiva Health Services (a)                        30,150           271,350
    Health Management Associates Cl. A                 27,400           505,530
   +IMPATH (a,d)                                       93,000         1,315,020
    Lincare Holdings (a)                               24,600           775,146
    Manor Care (a)                                     58,300         1,458,083
    MedQuist (a)                                       73,893         1,495,594
    On Assignment (a)                                 293,200         1,172,800
    Quovadx (a)                                       168,400           503,516
                                                                 ---------------
                                                                     10,968,018
                                                                 ---------------

Personal Care - 0.6%
    Ocular Sciences (a,d)                             177,500         3,523,375
    Regis                                              57,200         1,661,660
                                                                 ---------------
                                                                      5,185,035
                                                                 ---------------

Surgical Products and Devices - 2.4%
    Allied Healthcare Products (a)                     60,000           214,200
    ARROW INTERNATIONAL                               151,100         6,671,065
    CONMED Corporation (a)                             38,500           703,010
    Datascope                                          34,000         1,009,460
    Diagnostic Products                                25,000         1,026,250
    Haemonetics (a)                                    92,900         1,737,230
    Invacare                                          100,000         3,300,000
    Novoste (a)                                        66,500           399,000
    STERIS (a)                                         48,600         1,122,174
    Varian Medical Systems (a)                         60,800         3,500,256
    Zoll Medical (a)                                   20,200           677,912
                                                                 ---------------
                                                                     20,360,557
                                                                 ---------------
TOTAL (Cost $60,623,736)                                             70,104,985
                                                                 ===============
INDUSTRIAL PRODUCTS - 13.4%
Building Systems and Components - 1.1%
    Decker Manufacturing                                6,022           198,726
    Preformed Line Products Company                   131,600         1,928,598
    SIMPSON MANUFACTURING (a,d)                       190,400         6,968,640
                                                                 ---------------
                                                                      9,095,964
                                                                 ---------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
INDUSTRIAL PRODUCTS (CONTINUED)
Construction Materials - 1.8%
    ASH GROVE CEMENT COMPANY CL. B                     50,518   $     5,961,124
    ElkCorp                                            25,000           562,500
    FLORIDA ROCK INDUSTRIES                           153,800         6,348,864
    Oregon Steel Mills (a)                            247,900           718,910
    Synalloy Corporation (a,c)                        345,000         1,873,350
                                                                 ---------------
                                                                     15,464,748
                                                                 ---------------

Industrial Components - 1.8%
    Bel Fuse Cl. A                                     53,200         1,090,600
    Belden (d)                                         95,800         1,522,262
    C & D Technologies                                 50,000           718,000
    Donaldson Company                                  26,000         1,155,700
    Kaydon Corporation                                171,200         3,560,960
    Penn Engineering & Manufacturing                  251,600         3,434,340
    Penn Engineering & Manufacturing Cl. A             77,600           942,064
    PerkinElmer                                       135,000         1,864,350
    Powell Industries (a)                              57,400           840,336
    Woodhead Industries                                45,400           568,408
                                                                 ---------------
                                                                     15,697,020
                                                                 ---------------

Machinery - 3.5%
    Cognex Corporation (a)                            163,400         3,651,990
    COHERENT (a)                                      233,700         5,534,016
    Federal Signal (d)                                 58,600         1,029,602
    Graco                                              26,550           849,600
    Lincoln Electric Holdings                         237,880         4,855,131
    National Instruments (a,d)                         41,100         1,552,758
    Nordson Corporation                               172,200         4,106,970
    Oshkosh Truck                                      13,000           771,160
    PAXAR Corporation (a)                             370,100         4,071,100
    Woodward Governor                                  83,600         3,594,800
                                                                 ---------------
                                                                     30,017,127
                                                                 ---------------

Paper and Packaging - 0.4%
    Peak International (a)                            408,400         1,816,972
    Sealed Air (a)                                     34,000         1,620,440
                                                                 ---------------
                                                                      3,437,412
                                                                 ---------------

Pumps, Valves and Bearings - 0.7%
    Baldor Electric                                    62,900         1,295,740
    ConBraCo Industries                                 7,630           587,510
    Denison International ADR (a,b)                    79,400         1,528,450
    Franklin Electric                                  23,600         1,313,340
    NN                                                127,100         1,609,086
                                                                 ---------------
                                                                      6,334,126
                                                                 ---------------

Specialty Chemicals and Materials - 1.2%
    Arch Chemicals                                     38,200           729,620
    CFC International (a)                             123,500           666,900
    Commercial Metals                                   5,000            88,950
    Hawkins                                           301,278         3,018,806
    MACDERMID                                         211,631         5,565,895
                                                                 ---------------
                                                                     10,070,171
                                                                 ---------------

Textiles - 0.4%
    Fab Industries (a)                                209,800         1,930,160
    Unifi (a)                                         285,100         1,767,620
                                                                 ---------------
                                                                      3,697,780
                                                                 ---------------

Other Industrial Products - 2.5%
    BHA Group Holdings                                187,252         3,709,462
    Brady Corporation Cl. A                           129,400         4,315,490
    Diebold                                           100,000         4,325,000
    IMPCO Technologies (a)                             15,500            95,480
    KIMBALL INTERNATIONAL CL. B                       334,880         5,224,128
    Maxwell Technologies (a,d)                         21,500           123,840
    Myers Industries                                   52,727           500,907
    Peerless Mfg. (a,c)                               158,600         1,752,530
    Quantum Fuel Systems Technologies
       Worldwide (a,d)                                 15,500            34,565
    Steelcase Cl. A (d)                                82,500           970,200
    Trinity Industries (d)                             20,000           370,200
                                                                 ---------------
                                                                     21,421,802
                                                                 ---------------
TOTAL (Cost $83,669,214)                                            115,236,150
                                                                 ===============
INDUSTRIAL SERVICES - 13.4%
Advertising/Publishing - 0.7%
    Catalina Marketing (a,d)                              60,000      1,059,000
    Cordiant Communications Group ADR (a,b)              100,000         28,000
    Grey Global Group                                      3,817      2,948,671
    Interpublic Group of Companies (a)                   155,000      2,073,900
                                                                 ---------------
                                                                      6,109,571
                                                                 ---------------

Commercial Services - 5.0%
    ABM Industries (d)                                119,200         1,835,680
    ALLIED WASTE INDUSTRIES (a)                       569,800         5,726,490
    Carlisle Holdings (a)                             204,900           676,170
    Central Parking (d)                               171,400         2,118,504
    Convergys Corporation (a)                         156,000         2,496,000
    Core Laboratories (a)                             125,200         1,352,160
    Cornell Companies (a)                             124,400         1,883,416
    Covance (a)                                       132,700         2,401,870
    Hewitt Associates Cl. A (a)                        40,000           942,000
   +Hudson Highland Group (a,d)                        11,174           212,418
    iGATE Corporation (a)                             144,500           501,415
    Iron Mountain (a)                                 127,450         4,727,120
    Korn/Ferry International (a)                      189,400         1,534,140
    Learning Tree International (a,d)                  53,400           834,642
    MPS Group (a)                                     539,300         3,710,384
    Manpower                                           55,800         2,069,622
    Metro One Telecommunications (a,d)                 25,000           129,000
    Monster Worldwide (a)                             149,000         2,939,770
    New Horizons Worldwide (a)                        136,500           584,220
    RemedyTemp Cl. A (a,d)                             78,500           724,555
    Renaissance Learning (a,d)                         10,000           219,000
    Spherion Corporation (a)                          109,000           757,550
    TRC Companies (a,d)                                53,000           782,280
    United Stationers (a)                              23,000           831,910
    Wackenhut Corrections (a)                          21,100           289,281
    Watson Wyatt & Company Holdings Cl. A (a)          45,000         1,043,100
    West Corporation (a)                               75,000         1,998,750
                                                                 ---------------
                                                                     43,321,447
                                                                 ---------------

Engineering and Construction - 0.5%
    EMCOR Group (a)                                    15,000           740,400
    Jacobs Engineering Group (a)                       20,000           843,000
    McDermott International (a)                        71,000           449,430
    Washington Group International (a)                100,000         2,196,000
                                                                 ---------------
                                                                      4,228,830
                                                                 ---------------

Food/Tobacco Processors - 0.9%
    FARMER BROS.                                       15,000         5,089,350
    MGP Ingredients                                   321,200         2,805,682
                                                                 ---------------
                                                                      7,895,032
                                                                 ---------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
INDUSTRIAL SERVICES (CONTINUED)
Industrial Distribution - 1.1%
    Central Steel & Wire                                3,699   $     1,387,125
    RITCHIE BROS. AUCTIONEERS (a)                     155,200         5,976,752
    Strategic Distribution (a)                        115,000         1,870,015
                                                                 ---------------
                                                                      9,233,892
                                                                 ---------------

Printing - 1.5%
    Bowne & Co.                                       383,100         4,991,793
    Ennis Business Forms                               62,700           912,285
    Moore Wallace (a)                                  90,700         1,331,476
    NEW ENGLAND BUSINESS SERVICE                      178,300         5,349,000
                                                                 ---------------
                                                                     12,584,554
                                                                 ---------------

Transportation and Logistics - 3.1%
    Airborne                                          100,000         2,090,000
    AirNet Systems (a)                                219,000           886,950
    Atlas Air Worldwide Holdings (a,d)                210,000           308,700
    Brink's Company (The)                             137,278         2,000,140
    C. H. Robinson Worldwide                           40,000         1,422,400
    CNF                                                62,600         1,588,788
    Continental Airlines Cl. B (a,d)                  150,000         2,245,500
    EGL (a,d)                                         198,525         3,017,580
    Forward Air (a,d)                                 148,000         3,754,760
    Frozen Food Express Industries (a)                306,635           968,967
    Hub Group Cl. A (a)                                77,000           676,060
    Landstar System (a)                                33,800         2,124,330
    Patriot Transportation Holding (a)                136,300         3,842,297
    UTI Worldwide                                      45,000         1,403,550
                                                                 ---------------
                                                                     26,330,022
                                                                 ---------------

Other Industrial Services - 0.6%
    Landauer                                          117,900         4,931,757
    Republic Services (a)                              18,600           421,662
                                                                 ---------------
                                                                      5,353,419
                                                                 ---------------
TOTAL (Cost $90,768,813)                                            115,056,767
                                                                 ===============
NATURAL RESOURCES - 6.6%
Energy Services - 2.7%
    Carbo Ceramics (d)                                105,600         3,933,600
    ENSCO International                                 6,443           173,317
    Global Industries (a)                             119,500           575,990
    Hanover Compressor Company (a)                    175,000         1,977,500
    Helmerich & Payne                                  98,400         2,873,280
    Input/Output (a)                                  540,100         2,905,738
    Precision Drilling (a)                             37,500         1,416,000
    TETRA Technologies (a)                             49,000         1,452,850
    Tidewater                                          21,600           634,392
    Universal Compression Holdings (a)                115,000         2,398,900
    Willbros Group (a)                                485,600         5,045,384
                                                                 ---------------
                                                                     23,386,951
                                                                 ---------------

Oil and Gas - 2.0%
    Tom Brown (a)                                      76,000         2,112,040
   +Chesapeake Energy (d)                              73,000           737,300
    Cimarex Energy (a)                                138,170         3,281,537
    Denbury Resources (a)                             352,600         4,735,418
    EOG Resources                                       5,000           209,200
    EnCana Corporation                                 21,638           830,250
    Husky Energy                                       85,000         1,097,179
    PetroCorp (a)                                     154,900         1,727,135
    Prima Energy (a)                                   17,500           365,400
    Toreador Resources (a)                            100,300           301,903
    Veritas DGC (a)                                   123,000         1,414,500
    Vintage Petroleum                                  48,300           544,824
                                                                 ---------------
                                                                     17,356,686
                                                                 ---------------

Precious Metals and Mining - 0.7%
    AngloGold ADR (b,d)                               111,900         3,569,610
    Glamis Gold (a)                                   115,000         1,319,050
    Gold Fields ADR (b)                                57,800           704,004
    MK Gold (a)                                       517,900           393,604
    Stillwater Mining (a)                              60,000           308,400
                                                                 ---------------
                                                                      6,294,668
                                                                 ---------------

Real Estate - 1.2%
    Alico                                              52,000         1,283,880
    Chelsea Property Group                             55,000         2,217,050
    Consolidated-Tomoka Land                           13,564           340,728
    Public Storage                                     45,000         1,524,150
    Trammell Crow Company (a)                         432,400         4,587,764
                                                                 ---------------
                                                                      9,953,572
                                                                 ---------------
TOTAL (Cost $41,719,336)                                             56,991,877
                                                                 ===============
TECHNOLOGY - 20.2%
Aerospace/Defense - 0.9%
    Curtiss-Wright (d)                                 58,300         3,684,560
    Ducommun (a)                                      117,200         1,652,520
    Herley Industries (a)                              32,000           543,360
    Integral Systems (a)                               74,800         1,487,024
                                                                 ---------------
                                                                      7,367,464
                                                                 ---------------

Components and Systems - 5.4%
    Adaptec (a,d)                                      99,500           774,110
    Advanced Digital Information (a)                   79,000           789,210
    American Power Conversion                         231,200         3,604,408
    Analogic Corporation                                5,000           243,800
    Catapult Communications (a)                        75,100           797,562
    Dionex Corporation (a)                             89,000         3,537,750
    Excel Technology (a)                              168,500         3,846,855
    Imation Corporation                                35,700         1,350,174
    InFocus Corporation (a)                            79,000           372,880
    KEMET Corporation (a,d)                           135,000         1,363,500
    Kronos (a)                                         35,850         1,821,538
    Methode Electronics Cl. A                          50,000           537,500
    Newport Corporation (a,d)                         102,600         1,518,480
    Pemstar (a,d)                                     220,000           921,800
    Perceptron (a)                                    397,400         2,384,400
    Radiant Systems (a)                                47,500           320,150
    Rainbow Technologies (a)                          116,900           983,129
    REMEC (a,d)                                       214,200         1,490,832
    Scitex (a)                                        245,700           624,078
    Storage Technology (a)                             90,000         2,316,600
    Symbol Technologies                               304,900         3,966,749
    TTM Technologies (a)                              280,500         1,315,545
    Technitrol (a)                                    285,900         4,302,795
    Tektronix (a)                                      65,000         1,404,000
    Vishay Intertechnology (a)                         83,900         1,107,480
    Zebra Technologies Cl. A (a)                       62,500         4,699,375
                                                                 ---------------
                                                                     46,394,700
                                                                 ---------------

Distribution - 2.5%
    Anixter International (a,d)                        41,900           981,717
    Arrow Electronics (a)                             316,100         4,817,364
    AVNET (a,d)                                       405,355         5,139,901
    Benchmark Electronics (a)                          45,400         1,396,504

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
TECHNOLOGY (CONTINUED)
Distribution (continued)
    Brightpoint (a)                                    11,286   $       138,818
    Insight Enterprises (a)                            71,500           719,290
    Plexus (a)                                        274,600         3,166,138
    TECH DATA (a)                                     200,500         5,355,355
                                                                 ---------------
                                                                     21,715,087
                                                                 ---------------

Internet Software and Services - 0.8%
    CNET Networks (a)                                 265,400         1,653,442
    CryptoLogic (a)                                   202,000         1,510,960
    CyberSource Corporation (a)                        10,000            27,400
    DoubleClick (a)                                   166,700         1,541,975
    EarthLink (a)                                     122,700           968,103
   +Overture Services (a,d)                             5,000            90,650
    RealNetworks (a)                                   85,400           579,012
   +Satyam Computer Services ADR (b,d)                 20,000           198,600
    Stamps.com (a)                                     80,300           385,440
    Vastera (a)                                        15,000            89,550
                                                                 ---------------
                                                                      7,045,132
                                                                 ---------------

IT Services - 4.3%
    American Management Systems (a)                   331,900         4,739,532
    Answerthink (a)                                   655,000         1,264,150
    BearingPoint (a)                                  486,000         4,689,900
    CIBER (a)                                          70,000           491,400
    Covansys Corporation (a)                          251,600           772,412
    DiamondCluster International Cl. A (a)            288,900         1,071,819
    Forrester Research (a)                             91,500         1,496,940
    Gartner Cl. A (a)                                 166,000         1,258,280
    CGI Group Cl. A (a)                               106,700           642,334
    KEANE (a)                                         497,000         6,774,110
    MAXIMUS (a,d)                                     113,000         3,122,190
    Perot Systems Cl. A (a)                           165,100         1,875,536
    QRS Corporation (a)                                57,500           304,750
    Sapient Corporation (a)                         1,124,400         3,114,588
    Syntel (a)                                         72,400         1,138,852
    Unisys Corporation (a)                            325,000         3,991,000
                                                                 ---------------
                                                                     36,747,793
                                                                 ---------------

Semiconductors and Equipment - 2.9%
    Artisan Components (a)                             15,000           339,150
    BE Semiconductor Industries (a)                    58,000           310,300
    Credence Systems (a)                               10,600            89,782
    Cymer (a,d)                                        14,500           464,145
    DSP Group (a)                                     115,000         2,475,950
    DuPont Photomasks (a)                              35,000           659,050
    Electroglas (a,d)                                 281,700           369,027
    Exar Corporation (a)                               92,300         1,461,109
    Fairchild Semiconductor Cl. A (a)                 183,000         2,340,570
    GlobespanVirata (a)                                85,000           701,250
    Helix Technology (d)                               51,900           686,637
    Integrated Circuit Systems (a,d)                  135,000         4,243,050
    Intevac (a,d)                                     216,650         1,455,888
    Kulicke & Soffa Industries (a)                    105,800           676,062
    Lattice Semiconductor (a)                         264,000         2,172,720
    Mentor Graphics (a,d)                             225,700         3,268,136
    National Semiconductor (a)                         43,200           851,904
    Novellus Systems (a)                               12,000           439,452
    NVIDIA Corporation (a)                             14,000           322,140
    ParthusCeva (a)                                    31,666           258,078
    Semitool (a)                                       50,000           246,500
    Veeco Instruments (a,d)                            65,000         1,106,950
                                                                 ---------------
                                                                     24,937,850
                                                                 ---------------

Software - 1.9%
    Adobe Systems                                      30,000           962,100
    ANSYS (a)                                          45,500         1,415,050
    Aspen Technology (a,d)                             27,100           130,080
    Autodesk                                          251,000         4,056,160
    Business Objects ADR (a,b,d)                       25,500           559,725
    JDA Software Group (a)                            149,900         1,677,381
    MRO Software (a)                                   46,000           396,980
    MSC.Software (a,d)                                 42,600           287,124
    Macromedia (a)                                     61,600         1,296,064
    Manugistics Group (a,d)                            49,200           202,212
    Novell (a)                                        146,000           449,680
    Phoenix Technologies (a,d)                         40,900           231,085
    Progress Software (a)                              50,500         1,046,865
    SPSS (a)                                          107,500         1,799,550
    Transaction Systems Architects Cl. A (a)          237,300         2,126,208
                                                                 ---------------
                                                                     16,636,264
                                                                 ---------------

Telecommunication - 1.5%
    ADC Telecommunications (a)                        113,000           263,064
    ADTRAN (a)                                         40,000         2,040,800
    Allegiance Telecom (a,d)                        2,016,700           110,918
    Anaren (a,d)                                       30,000           281,100
    Andrew Corporation (a)                             30,000           276,000
    Arris Group (a,d)                                  70,000           347,200
    Comverse Technology (a)                            30,000           450,900
    Globecomm Systems (a)                             233,700           766,536
    IDT Corporation (a,d)                              25,000           447,500
    IDT Corporation Cl. B (a)                          40,000           704,000
    Inet Technologies (a)                              65,000           648,050
    Level 3 Communications (a,d)                      408,400         2,711,776
    Liberty Satellite & Technology Cl. A (a,d)        196,530           510,978
    PECO II (a)                                        93,600            58,781
    Plantronics (a)                                    55,100         1,194,017
    Polycom (a,d)                                      37,000           512,820
    Sycamore Networks (a)                              38,000           145,540
    Time Warner Telecom Cl. A (a)                     204,000         1,299,480
                                                                 ---------------
                                                                     12,769,460
                                                                 ---------------
TOTAL (Cost $167,662,238)                                           173,613,750
                                                                 ===============
UTILITIES - 0.1%
    Southern Union (a)                                 10,000           169,400
                                                                 ---------------
TOTAL (Cost $132,500)                                                   169,400
                                                                 ===============
MISCELLANEOUS - 1.7%
TOTAL (Cost $11,930,853)                                             14,181,950
                                                                 ===============
TOTAL COMMON STOCKS
    (Cost $629,557,734)                                             783,631,546
                                                                 ===============
PREFERRED STOCKS - 0.1%
Aristotle Corporation 11.00% Conv.                      4,800            33,888
SVB Capital I 8.25%                                    20,000           499,980
                                                                 ---------------
TOTAL PREFERRED STOCKS
    (Cost $531,005)                                                     533,868
                                                                 ===============

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                       ------             -----
CORPORATE BONDS - 0.2%
Dixie Group 7.00%
    Conv. Sub. Deb. due 5/15/12                  $    537,000   $       322,200
Richardson Electronics 7.25%
    Conv. Sub. Deb. due 12/15/06                    1,319,000         1,081,580
                                                                 ---------------
TOTAL CORPORATE BONDS
    (Cost $1,544,984)                                                 1,403,780
                                                                 ===============

U.S. TREASURY OBLIGATIONS - 3.2%
U.S. Treasury Notes
    5.625%, due 2/15/06                            25,000,000        27,649,425
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $27,453,124)                                               27,649,425
                                                                 ===============

REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Company,
    0.30% dated 6/30/03, due 7/1/03,
    maturity value $46,399,387
    (collateralized by U.S. Treasury Notes,
    1.75% due 12/31/04, valued at $47,329,137)
    (Cost $46,399,000)                                          $    46,399,000
                                                                 ===============
TOTAL INVESTMENTS - 100.0%
    (Cost $705,485,847)                                             859,617,619

LIABILITIES LESS CASH
    AND OTHER ASSETS -                                                 (396,423)

PREFERRED STOCK                                                    (160,000,000)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                    $   699,221,196
                                                                 ===============


--------------------------------------------------------------------------------

(a)  Non-income producing.
(b)  American Depository Receipt.
(c) At June 30, 2003, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
(d) A portion of these securities were on loan at June 30, 2003. Total market value of loaned securities at June 30, 2003 was $33,925,944.
(e) A security for which market quotations are no longer readily available represents 0.3% of investments. This security has been valued at its fair value under procedures established by the Fund's Board of Directors.
+    New additions in 2003.
     BOLD INDICATES THE FUND'S LARGEST 20 EQUITY HOLDINGS IN TERMS OF JUNE 30, 2003 MARKET VALUE.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $709,157,702. At June 30, 2003, net unrealized appreciation for all securities was $150,459,917, consisting of aggregate gross unrealized appreciation of $228,856,672 and aggregate gross unrealized depreciation of $78,396,755. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments at value (identified cost $659,086,847)                $813,218,619
Repurchase agreement (at cost and value)                             46,399,000
Cash                                                                        126
Collateral from brokers on securities loaned                         36,246,784
Receivable for investments sold                                         612,103
Receivable for dividends and interest                                   929,758
--------------------------------------------------------------------------------
    Total Assets                                                    897,406,379
--------------------------------------------------------------------------------

LIABILITIES:
Payable for collateral on securities loaned                          36,246,784
Payable for investments purchased                                       637,532
Payable for investment advisory fee                                     809,646
Preferred dividends accrued but not yet declared                        266,225
Accrued expenses                                                        224,996
--------------------------------------------------------------------------------
    Total Liabilities                                                38,185,183
--------------------------------------------------------------------------------

PREFERRED STOCK:
7.80% Cumulative Preferred Stock - $0.001 par value,
  $25 liquidation value per share;
  2,400,000 shares outstanding                                       60,000,000
7.30% Tax-Advantaged Cumulative Preferred Stock -
  $0.001 par value, $25 liquidation value
  per share; 4,000,000 shares outstanding                           100,000,000
--------------------------------------------------------------------------------
    Total Preferred Stock                                           160,000,000
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $699,221,196
--------------------------------------------------------------------------------

ANALYSIS OF NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Par value of Common Stock - $0.001 per share;
  48,820,755 shares outstanding (150,000,000 shares authorized)    $     48,821
Additional paid-in capital                                          566,557,501
Accumulated net investment loss                                        (895,291)
Accumulated net realized gain on investments                         15,009,715
Net unrealized appreciation on investments                          154,131,809
Quarterly and accrued distributions                                 (35,631,359)
--------------------------------------------------------------------------------
Net Assets applicable to Common Stockholders
  (net asset value per share - $14.32)                             $699,221,196
--------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS               SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
    Dividends                                                      $  2,629,376
    Interest                                                            851,553
--------------------------------------------------------------------------------
Total income                                                          3,480,929
--------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                          4,482,527
    Stockholder reports                                                 176,214
    Custody and transfer agent fees                                     104,025
    Administrative and office facilities expenses                        58,433
    Directors' fees                                                      55,391
    Professional fees                                                    46,220
    Other expenses                                                       70,077
--------------------------------------------------------------------------------
Total expenses                                                        4,992,887
Fees waived by investment advisor                                      (616,667)
--------------------------------------------------------------------------------
Net expenses                                                          4,376,220
--------------------------------------------------------------------------------
Net investment income (loss)                                           (895,291)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                     18,822,862
Net change in unrealized appreciation on investments                 84,176,771
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                     102,999,633
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     102,104,342
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS                              (5,990,000)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO
  COMMON STOCKHOLDERS RESULTING FROM INVESTMENT OPERATIONS         $ 96,114,342
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Six months ended      Year ended
                                              June 30, 2003        December 31,
                                               (unaudited)            2002
                                             ----------------      -----------

INVESTMENT OPERATIONS:
    Net investment loss                       $   (895,291)     $     (583,347)
    Net realized gain on investments            18,822,862          62,933,497
    Net change in unrealized appreciation
      on investments                            84,176,771        (156,381,089)
--------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from investment operations  102,104,342         (94,030,939)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
    Net investment income                             -               (581,030)
    Net realized gain on investments                  -            (11,398,970)
    Quarterly distributions*                    (5,990,000)               -
--------------------------------------------------------------------------------
       Total distributions to
         Preferred Stockholders                 (5,990,000)        (11,980,000)
--------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS
      APPLICABLE TO COMMON STOCKHOLDERS
      RESULTING FROM INVESTMENT OPERATIONS      96,114,342        (106,010,939)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    Net investment income                             -             (2,981,664)
    Net realized gain on investments                  -            (58,496,049)
    Quarterly distributions*                   (29,375,135)               -
--------------------------------------------------------------------------------
       Total distributions to
         Common Stockholders                   (29,375,135)        (61,477,713)
--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
    Proceeds from rights offering               54,505,909                -
    Reinvestment of distributions to
      Common Stockholders                       17,200,457          39,123,307
--------------------------------------------------------------------------------
       Total capital stock transactions         71,706,366          39,123,307
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON STOCKHOLERS             138,445,573        (128,365,345)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
    Beginning of period                        560,775,623         689,140,968
--------------------------------------------------------------------------------
    End of period (including accumulated net investment loss
       of $895,291 in 2003)                   $699,221,196      $  560,775,623
--------------------------------------------------------------------------------
*To be allocated to net investment income and capital gains at year-end.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                     Six months ended            Years ended December 31,
                                      June 30, 2003     --------------------------------------------
                                       (unaudited)      2002      2001      2000      1999      1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $13.22       $17.31    $16.56    $15.77    $15.72    $16.91
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
    Net investment income (loss)          (0.02)       (0.02)     0.05      0.18      0.26      0.17
    Net realized and unrealized
      gain (loss) on investments           1.97        (2.25)     2.58      2.58      1.65      0.67
----------------------------------------------------------------------------------------------------
       Total investment operations         1.95        (2.27)     2.63      2.76      1.91      0.84
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
    Net investment income                   -          (0.01)    (0.01)    (0.03)    (0.04)    (0.03)
    Net realized gain on investments        -          (0.28)    (0.30)    (0.30)    (0.32)    (0.26)
    Quarterly distributions*              (0.13)         -         -         -         -         -
----------------------------------------------------------------------------------------------------
       Total distributions to
         Preferred Stockholders           (0.13)       (0.29)    (0.31)    (0.33)    (0.36)    (0.29)
----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS
    APPLICABLE TO COMMON STOCKHOLDERS
    RESULTING FROM INVESTMENT OPERATIONS   1.82        (2.56)     2.32      2.43      1.55      0.55
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    Net investment income                   -          (0.07)    (0.05)    (0.13)    (0.15)    (0.16)
    Net realized gain on investments        -          (1.44)    (1.44)    (1.35)    (1.22)    (1.38)
    Quarterly distributions*              (0.65)         -         -         -         -         -
----------------------------------------------------------------------------------------------------
       Total distributions to
         Common Stockholders              (0.65)       (1.51)    (1.49)    (1.48)    (1.37)    (1.54)
----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
    Effect of reinvestment of
      distributions by
      Common Stockholders                 (0.00)       (0.02)    (0.08)    (0.16)    (0.13)    (0.09)
    Effect of rights offering or
      Preferred Stock offering            (0.07)         -         -         -         -       (0.11)
----------------------------------------------------------------------------------------------------
       Total capital stock transactions   (0.07)       (0.02)    (0.08)    (0.16)    (0.13)    (0.20)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $14.32       $13.22    $17.31    $16.56    $15.77    $15.72
----------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD              $14.94       $13.25    $15.72   $14.438   $13.063    $13.75
----------------------------------------------------------------------------------------------------
TOTAL RETURN (a):
Market Value                              18.4%***      (6.9)%    20.0%     22.7%      5.7%      1.5%
Net Asset Value                           13.8%***     (15.6)%    15.2%     16.6%     11.7%      3.3%
RATIOS BASED ON AVERAGE NET ASSETS
    APPLICABLE TO COMMON STOCKHOLDERS:
Total expenses (b,c)                      1.47%**       1.72%     1.61%     1.43%     1.39%     1.31%
    Management fee expense                1.30%**       1.56%     1.45%     1.25%     1.18%     1.10%
    Other operating expenses              0.17%**       0.16%     0.16%     0.18%     0.21%     0.21%
Net investment income (loss)             (0.30)%**     (0.09)%    0.35%     1.18%     1.47%     1.11%
SUPPLEMENTAL DATA:
Net Assets Applicable to Common
    Stockholders, End of Period
    (in thousands)                    $699,221      $560,776  $689,141  $623,262  $552,928  $516,963
Liquidation Value of Preferred Stock,
    End of Period (in thousands)      $160,000      $160,000  $160,000  $160,000  $160,000  $160,000
Portfolio Turnover Rate                     12%           35%       30%       36%       41%       43%
PREFERRED STOCK:
Total shares outstanding             6,400,000     6,400,000 6,400,000 6,400,000 6,400,000 6,400,000
Asset coverage per share               $134.25       $112.62   $132.68   $122.38   $111.40   $105.78
Liquidation preference per share        $25.00        $25.00    $25.00    $25.00    $25.00    $25.00
Average market value per share:
    7.80% Cumulative (d)                $26.09        $26.37    $25.70    $23.44    $24.98    $25.91
    7.30% Tax-Advantaged
      Cumulative (d)                    $25.60        $25.82    $25.37    $22.35    $24.24    $25.43
----------------------------------------------------------------------------------------------------

(a) The Market Value Total Return is calculated assuming a purchase of Common Stock on the opening of the first business day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Distribution Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase and sale dates instead of market value.
(b) Expense ratios based on total average net assets including liquidation value of Preferred Stock were 1.16%, 1.38%, 1.30%, 1.12%, 1.06% and 1.06% for the periods ended June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(c) Expense ratios based on average net assets applicable to Common Stockholders before waiver of fees by the investment adviser would have been 1.67%, 1.82%, 1.65%, 1.51%, 1.48% and 1.34% for the periods ended June 30, 2003 and
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(d) The average of month-end market values during the period.

  * To be allocated to net investment income and capital gains at year-end. ** Annualized.
*** Not annualized.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
    Royce Value Trust, Inc. ("the Fund") was incorporated under the laws of the State of Maryland on July 1, 1986 as a diversified closed-end investment company. The Fund commenced operations on November 26, 1986.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS:
    Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities listed on an exchange or on the Nasdaq National Market System (NMS) are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
    Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

EXPENSES:
    The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to more than one of the Royce Funds are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Fund's Directors to defer the receipt of all or a portion of Directors' Fees otherwise payable. The deferred fees are invested in certain Royce Funds until distributed in accordance with the agreement.

TAXES:
    As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

DISTRIBUTIONS:
    The Fund currently has a policy of paying quarterly distributions on the Fund's Common Stock. Distributions are currently being made at the annual rate of 9% of the rolling average of the prior four calendar quarter-end NAVs of the Fund's Common Stock, with the fourth quarter distribution being the greater of 2.25% of the rolling average or the distribution required by IRS regulations. Distributions to Preferred Stockholders are recorded on an accrual basis and paid quarterly. Distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to stockholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

REPURCHASE AGREEMENTS:
    The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

SECURITIES LENDING:
    The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. This income is included in interest income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily, typically, and specifically at June 30, 2003, in a registered money market fund, by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL STOCK:
    The Fund currently has two issues of Preferred Stock outstanding: 7.80% Cumulative Preferred Stock and 7.30% Tax-Advantaged Cumulative Preferred Stock. Both issues of Preferred Stock have a liquidation preference of $25.00 per share.
    Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 200% for the Preferred Stock. In addition, pursuant to the Rating Agency Guidelines established by Moody's, the Fund is required to maintain a certain discounted asset coverage. The Fund has met these requirements since issuing Preferred Stock.
    The Fund is required to allocate long-term capital gain distributions and other types of income proportionately to distributions made to holders of shares of Common Stock and Preferred Stock. To the extent that distributions are not paid from long-term capital gains, net investment income or net short-term capital gains, they will represent a return of capital.
    The Fund issued 1,313,310 and 2,615,641 shares of Common Stock as reinvestment of distributions by Common Stockholders for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.
    During the quarter ended March 31, 2003, the Fund completed a rights offering of 5,090,083 shares to its stockholders at the rate of one share for each 10 rights held by the stockholders of record on January 28, 2003. These shares were priced at $10.77, which was $0.50 below the last reported sale price on the New York Stock Exchange on March 11, 2003. 34.5% of the offering was subscribed for through primary subscription. The remaining shares were purchased by those stockholders who subscribed with their primary rights and who also elected to purchase additional shares using over-subscription rights.

INVESTMENT ADVISORY AGREEMENT:
    As compensation for its services under the Investment Advisory Agreement, Royce & Associates, LLC ("Royce") receives a fee comprised of a Basic Fee ("Basic Fee") and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the S&P 600 SmallCap Index ("S&P 600").
    The Basic Fee is a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the Fund's month-end net assets applicable to Common Stockholders plus the liquidation value of Preferred Stock for the rolling 60-month period ending with such month. The Basic Fee for each month is increased or decreased at the rate of 1/12 of .05% for each percentage point that the investment performance of the Fund exceeds, or is exceeded by, the percentage change in the investment record of the S&P 600 for the performance period by more than two percentage points. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of .5%. Accordingly, for each month, the maximum monthly fee rate as adjusted for performance is 1/12 of 1.5% and is payable if the investment performance of the Fund exceeds the percentage change in the investment record of the S&P 600 by 12 or more percentage points for the performance period, and the minimum monthly fee rate as adjusted for performance is 1/12 of .5% and is payable if the percentage change in the investment record of the S&P 600 exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.

    Notwithstanding the foregoing, Royce is not entitled to receive any fee for any month when the investment performance of the Fund for the rolling 36-month period ending with such month is negative. In the event that the Fund's investment performance for such a performance period is less than zero, Royce will not be required to refund to the Fund any fee earned in respect of any prior performance period.
    Royce has voluntarily committed to waive the portion of its investment advisory fee attributable to an issue of the Fund's Preferred Stock for any month in which the Fund's average annual NAV total return since issuance of the Preferred Stock fails to exceed the applicable Preferred Stock dividend rate.
    For the six months ended June 30, 2003, the Fund accrued and paid Royce advisory fees totaling $3,865,860, which is net of $616,667 voluntarily waived by Royce.

PURCHASES AND SALES OF INVESTMENT SECURITIES:
    For the six months ended June 30, 2003, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $87,757,204 and $87,320,273, respectively.

TRANSACTIONS IN SHARES OF AFFILIATED COMPANIES:
    An "Affiliated Company", as defined in the Investment Company Act of 1940, is a company in which a Fund owns 5% or more of the company's outstanding voting securities. The Fund effected the following transactions in shares of such companies during the six months ended June 30, 2003:

------------------------------------------------------------------------------------------------------
                            Purchases         Sales
                          ------------     -----------

  Affiliated Company      Shares    Cost     Shares    Cost    Realized Gain (Loss)    Dividend Income
  ------------------      ------    ----     ------    ----    --------------------    ---------------

Falcon Products          405,600 $1,635,894    --       --              --                     --

McLeodUSA                   --       --        --       --              --                     --

Peerless Mfg.               --       --        --       --              --                     --

Synalloy Corporation     345,000  1,797,450    --       --              --                     --
------------------------------------------------------------------------------------------------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


PREFERRED STOCK PRESENTATION:
    To reflect recent accounting guidance from the Securities and Exchange Commission, the Statement of Assets and Liabilities has been modified to present the liquidation value of Preferred Stock below Liabilities and above Net Assets Applicable to Common Stockholders. As revised, Preferred Stock is no longer included as a net asset of the Fund. Likewise, the Statement of Operations, the Statement of Changes in Net Assets, and the Financial Highlights have been revised to show distributions to Preferred Stockholders as a component of the net decrease in net assets applicable to Common Stockholders resulting from investment operations. These modifications do not change the amount of net assets applicable to Common Stockholders, the net asset value per share of Common Stock, or the total return per share of Common Stock.

ITEM 2:  CODE(S) OF ETHICS - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 6:  RESERVED.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -

         In June 2003, in response to rules adopted by the Commission, Royce adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Fund, and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. The Board of Directors of the Fund has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

         Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

         In furtherance of Royce's goal to vote proxies in the best interests of its clients, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

ITEM 8:  RESERVED.

ITEM 9:  CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this amended report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE VALUE TRUST, INC.

BY: /s/ Charles M. Royce
     CHARLES M. ROYCE
     PRESIDENT

Date: October 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE VALUE TRUST, INC.

BY: /s/ Charles M. Royce
     CHARLES M. ROYCE
     PRESIDENT

Date: October 1, 2003

ROYCE VALUE TRUST, INC.

BY: /s/ John D. Diederich
     JOHN D. DIEDERICH
     CHIEF FINANCIAL OFFICER

Date: October 1, 2003